Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management [Abstract]
Summary of Capital Risk Management
Details of the Company’s capital management accounts as of December 31, 2023 and 2024 are as follows:

		2023	2024
		In millions of won
Total borrowings and debt securities	￦	133,631,830	132,533,400
Cash and cash equivalents		4,342,887	2,382,979

Net borrowings and debt securities		129,288,943	130,150,421

Total equity		37,264,750	41,362,833

Debt to equity ratio		346.95%	314.66%

Summary of Maximum Exposure to Credit Risk
Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Cash and cash equivalents	￦	4,342,887	2,382,979
Financial assets at fair value through profit or loss (*1)		2,590,228	2,013,948
Derivative assets (trading)		730,948	1,846,527
Financial assets at fair value through other comprehensive income (debt securities)		4,627	5,045
Financial assets at amortized cost		38,843	30,233
Loans		988,331	908,148
Long-term/short-term financial instruments		1,412,315	1,960,140
Derivative assets (applying hedge accounting)		269,446	844,637
Trade and other receivables		14,179,322	15,373,625
Financial guarantee contracts (*2)		4,399,189	5,151,554

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

Summary of Sensitivity Analysis for Actuarial Assumptions
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2023 and 2024 are as follows:

			2023		2024
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	392,392	(361,359)	473,627	(413,799)
Discount rate	Increase (decrease) in defined benefit obligation		(371,103)	415,361	(429,517)	506,031

Summary of Principal Assumptions on Provisions Valuation
Changes in provisions due to movements in underlying assumptions as of December 31, 2023 and 2024 are as follows:

Type	Accounts	2023	2024
PCBs	Inflation rate	2.40%	2.80%
	Discount rate	2.12%	2.90%
Nuclear plants	Inflation rate	1.91%	2.02%
	Discount rate	2.76%	2.78%
Spent fuel	Inflation rate	1.91%	1.91%
	Discount rate	2.49%	2.49%
Radioactive waste	Inflation rate	3.89%	3.32%
	Discount rate	3.65%	4.17%

Summary of Sensitivity Analysis for Provisions Assumptions
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2023 and 2024 are as follows:

			2023		2024
Type	Accounts		0.1%p Increase	0.1%p Decrease	0.1%p Increase	0.1%p Decrease

			In millions of won
Discount rate	PCBs	￦	(123)	123	(58)	58
	Nuclear plants		(418,570)	432,847	(464,727)	481,899
	Spent fuel		(130,065)	130,761	(129,983)	130,679
	Radioactive waste		(13,538)	13,683	(11,363)	11,478
Inflation rate	PCBs		123	(123)	58	(58)
	Nuclear plants		458,047	(443,531)	507,814	(490,386)
	Spent fuel		133,931	(128,607)	133,847	(128,527)
	Radioactive waste		13,291	(13,174)	11,167	(11,075)

Summary of Foreign Currency Risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2023 and 2024 are as follows:

	Assets		Liabilities
Type	2023	2024	2023	2024
	In thousands of foreign currencies
AED	24,441	33,465	18,143	8,795
AUD	4,310	26	299,795	64
BDT	2,260	2,252	—	—
BWP	777	768	—	—
EGP	1,665	203,044	1,941	—
CAD	—	2	—	61
CHF	—	—	499,930	100,686
DOP	—	7,772	—	—
EUR	12,259	20,433	81,744	47,829
GBP	75	139	—	4
HKD	—	—	5,079,189	5,093,862
IDR	25,567,281	37,830,902	2,118,580	4,027,099
INR	1,663,705	1,037,437	387,947	225,042
JOD	569	902	68,448	49,128
JPY	921,120	23,798	8,692,604	7,483,199
KZT	1,510	1,510	—	—
MGA	3,545,076	5,452,745	495,288	248,175
MMK	199,518	188,021	—	—
MYR	2,805	2,805	—	—
PHP	98,154	19,401	6,750	—
PKR	75,206,354	68,734,242	55,531	10,418
SAR	937	1,087	—	—
SEK	—	—	452,309	449,302
SGD	279	291	2,191	110
USD	1,701,494	1,651,765	14,458,985	15,364,685
UYU	120,768	99,189	2,028	1,141
VND	848,242	733,338	—	587,003
ZAR	87,780	79,897	—	—

Summary of Sensitivity Analysis for Foreign Currency Exchange Rates
A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2023 and 2024 are as follows:

		2023		2024
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(1,828,308)	1,828,308	(2,114,808)	2,114,808
Increase (decrease) of equity (*)		(1,828,308)	1,828,308	(2,114,808)	2,114,808

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Interest Rate Risk
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2023 and 2024 are as follows:

Type		2023	2024

		In millions of won
Short-term borrowings	￦	4,435,420	4,069,444
Long-term borrowings		7,766,588	10,112,707
Debt securities		305,602	41,578

	￦	12,507,610	14,223,729

Summary of Sensitivity Analysis for Interest Rates
A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest for the years ended December 31, 2023 and 2024 are as follows:

		2023		2024
Type		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(125,076)	125,076	(142,237)	142,237
Increase (decrease) of shareholder’s equity (*)		(125,076)	125,076	(142,237)	142,237

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Summary of Sensitivity Analysis for Electricity Rates
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2023 and 2024 is as follows:

		2023		2024
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	829,548	(829,548)	888,898	(888,898)
Increase (decrease) of shareholder’s equity (*)		829,548	(829,548)	888,898	(888,898)

(*)	The effect on the equity excluding the impact of income taxes.

Summary of Maturity Analysis for Non Derivative Financial Liabilities
The expected maturities for
non-derivative
financial liabilities as of December 31, 2023 and 2024 in detail are as follows:

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	20,347,945	187,896	627,467	2,779,241	23,942,549
Debt securities		30,530,984	28,858,140	41,793,383	29,999,589	131,182,096
Lease liabilities		641,525	588,850	1,309,995	1,694,730	4,235,100
Trade and other payables (*1)		8,477,209	364,443	833,394	589,004	10,264,050
Financial guarantee contracts (*2)		121,415	2,546,689	1,645,488	85,597	4,399,189

	￦	60,119,078	32,546,018	46,209,727	35,148,161	174,022,984

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings	￦	18,887,527	430,883	1,300,087	2,032,303	22,650,800
Debt securities		28,967,125	29,601,867	39,451,207	28,885,833	126,906,032
Lease liabilities		632,878	553,030	1,264,310	1,670,416	4,120,634
Trade and other payables (*1)		8,807,823	354,778	631,653	526,846	10,321,100
Financial guarantee contracts (*2)		3,156,187	1,712,801	270,806	11,760	5,151,554

	￦	60,451,540	32,653,359	42,918,063	33,127,158	169,150,120

(*1)	Excludes lease liabilities.
(*2)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2023 and 2024 are ￦49,992 and ￦30,924 million, respectively.

Summary of Maturity Analysis for Non Derivative Financial Assets
The expected maturities for
non-derivative
financial assets as of December 31, 2023 and 2024 in detail are as follows:

		2023
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	4,342,887	—	—	—	4,342,887
Financial assets at fair value through other comprehensive income		—	—	—	502,443	502,443
Financial assets at amortized cost		28,905	9,938	—	—	38,843
Loans		139,168	465,666	411,100	8,872	1,024,806
Long-term/short-term financial instruments		578,578	22	23	833,692	1,412,315
Financial assets at fair value through profit or loss		2,054,021	1,381	6,523	649,360	2,711,285
Trade and other receivables		11,990,515	911,822	1,292,539	1,280	14,196,156

	￦	19,134,074	1,388,829	1,710,185	1,995,647	24,228,735

		2024
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	2,382,979	—	—	—	2,382,979
Financial assets at fair value through other comprehensive income		—	—	—	674,850	674,850
Financial assets at amortized cost		20,418	1,333	8,482	—	30,233
Loans		110,005	347,251	369,851	118,013	945,120
Long-term/short-term financial instruments		1,147,929	583	—	811,628	1,960,140
Financial assets at fair value through profit or loss		1,467,954	346,982	780,130	494,710	3,089,776
Trade and other receivables		12,245,159	1,506,085	2,126,928	—	15,878,172

	￦	17,374,444	2,202,234	3,285,391	2,099,201	24,961,270

(*)	The maturities cannot be presently determined.

Summary of Maturity Analysis for Derivative, Undiscounted Cash Flows
Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2023 and 2024 are as follows:

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(22,571)	(11,566)	(201,590)	(130,119)	(365,846)
— Hedging		—	(4,680)	(13,243)	(5,641)	(23,564)

	￦	(22,571)	(16,246)	(214,833)	(135,760)	(389,410)

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(46,087)	(61,259)	(73,017)	(31,760)	(212,123)
— Hedging		—	—	—	(4,895)	(4,895)

	￦	(46,087)	(61,259)	(73,017)	(36,655)	(217,018)

Summary of Maturity Analysis for Derivative Financial Assets
Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2023 and 2024 are as follows:

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		257,073	123,132	169,004	145,728	694,937
— Hedging		78,769	61,031	131,687	—	271,487

	￦	335,842	184,163	300,691	145,728	966,424

		2024
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		481,359	685,807	689,026	91,324	1,947,516
— Hedging		363,184	354,837	113,958	6,213	838,192

	￦	844,543	1,040,644	802,984	97,537	2,785,708

Summary of Fair Value Measurement of Instruments
(i)	Fair value and book value of financial assets and liabilities as of December 31, 2023 and 2024 are as follows:

		2023		2024
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	502,443	502,443	674,850	674,850
Derivative assets (trading)		730,948	730,948	1,846,527	1,846,527
Derivative assets (hedge designated)		269,446	269,446	844,637	844,637
Financial assets at fair value through profit or loss		2,711,285	2,711,285	2,176,172	2,176,172

	￦	4,214,122	4,214,122	5,542,186	5,542,186

Assets carried at amortized cost
Financial assets at amortized cost	￦	38,843	38,843	30,233	30,233
Loans and receivables		988,331	988,331	908,148	908,148
Trade and other receivables		14,179,322	14,179,322	15,373,625	15,373,625
Long-term financial instruments		833,737	833,737	812,211	812,211
Short-term financial instruments		578,578	578,578	1,147,929	1,147,929
Cash and cash equivalents		4,342,887	4,342,887	2,382,979	2,382,979

	￦	20,961,698	20,961,698	20,655,125	20,655,125

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	428,670	428,670	279,932	279,932
Derivative liabilities (hedge designated)		23,564	23,564	4,893	4,893

	￦	452,234	452,234	284,825	284,825

Liabilities carried at amortized cost
Secured borrowings	￦	773,646	773,646	1,443,125	1,443,125
Unsecured bond		113,792,178	111,218,771	111,874,019	110,798,858
Lease liabilities		3,807,880	3,807,880	3,699,456	3,699,456
Unsecured borrowings		19,062,162	19,061,348	19,040,213	18,994,676
Trade and other payables (*)		10,264,050	10,264,050	10,321,100	10,321,100
Bank overdraft		3,844	3,844	176,043	176,043

	￦	147,703,760	145,129,539	146,553,956	145,433,258

(*)	Excludes lease liabilities.

Summary of Significant Unobservable Inputs Used in Fair Value Measurement of Financial Instruments
The discount rates used for calculating fair value as of December 31, 2023 and 2024 are as follows:

Type	2023	2024
Derivatives	0.93% ~ 4.76%	0.03% ~ 4.88%
Borrowings and debt securities	0.96% ~ 5.84%	0.96% ~ 5.84%
Finance lease	0.00% ~ 17.03%	0.00% ~ 17.15%

Summary of Fair Value Measurement of Financial Instruments
Fair values of financial instruments by hierarchy level as of December 31, 2023 and 2024 are as follows:

		2023
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	285,054	—	217,389	502,443
Derivative assets		—	1,000,394	—	1,000,394
Financial assets at fair value through profit or loss		—	2,704,550	6,735	2,711,285

	￦	285,054	3,704,944	224,124	4,214,122

Financial liabilities at fair value
Derivative liabilities	￦	—	452,234	—	452,234

		2024
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	360,096	—	314,754	674,850
Derivative assets		—	2,691,164	—	2,691,164
Financial assets at fair value through profit or loss		—	2,169,300	6,872	2,176,172

	￦	360,096	4,860,464	321,626	5,542,186

Financial liabilities at fair value
Derivative liabilities	￦	—	284,825	—	284,825

Summary of Reconciliation of Changes in Fair Value Measurement, Assets
Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,329	—	270	136	—	—	6,735
Financial assets at fair value through other comprehensive income
Unlisted securities		202,243	9,550	—	5,445	(5,332)	856	212,762
Debt securities		529	4,080	—	18	—	—	4,627

		2024
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,735	—	22	115	—	—	6,872
Financial assets at fair value through other comprehensive income
Unlisted securities		212,762	4,000	—	88,256	—	4,691	309,709
Debt securities		4,627	—	—	418	—	—	5,045